Average Annual Total Returns - Managed Futures Strategy Fund	I OneYear	I FiveYear	I TenYear	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) TenYear	N OneYear	N FiveYear	N TenYear	N Inception Date	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 OneYear	R6 FiveYear	R6 Since Inception		R6 Inception Date	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(0.41%)	(3.46%)	(0.10%)	Jan. 05, 2010	(2.50%)	(4.11%)	(1.07%)	(0.27%)	(2.85%)	(0.40%)	0.67%	1.20%	0.64%	(0.60%)	(3.71%)	(0.37%)	Jan. 05, 2010	0.67%	1.20%	0.64%	(0.30%)	(3.39%)	(0.46%)	[1]	Sep. 02, 2014	0.67%	1.20%	0.95%	[1]

[1]	Since inception performance is shown for Class R6 since it does not have 10 years of performance history.